UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

James W. Denney

1292 Gower Rd
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Electric City Value Fund
	Schedule of Investments
	November 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 67.64%

Agricultural Services - 0.12%
6,375	Pet Drx Corp. *	$ 2,359

Computer Programming Services - 0.91%
4,200	Bitstream, Inc. *	17,850

Converted Paper & Paperboard Products - 1.89%
1,378	Bemis Co., Inc.	37,233

Electronic & Other Electrical Equipment - 0.58%
667	General Electric Co.	11,452

Fire, Marine, and Casualty Insurance - 4.71%
900	Allstate Corp.	22,896
20	Berkshire Hathaway, Inc. Class B *	69,980
		92,876
Investment Advice - 1.52%
1,100	Invesco Ltd. ADR	13,805
501	Value Line, Inc.	16,082
		29,887
Men's & Boys Furnishings, Work Clothing & Garments - 1.43%
1,171	Cintas Corp. *	28,127

Metal Mining - 1.22%
1,000	Freeport McMoran Copper & Gold, Inc.	23,990

Miscellaneous Business Credit Institutions - 0.39%
1,000	PHH Corp. *	7,620

Miscellaneous Fabricated Textile Products - 0.72%
14,200	Decorator Industries, Inc.	14,200

Motor Vehicle Parts & Accessories - 2.72%
4,390	Superior Industries International, Inc	53,690

Natural Gas Transmission - 1.19%
450	National Grid PLC (United Kingdom)	23,539

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.24%
555	PPG Industries, Inc.	24,376

Paperboard Mills - 1.15%
10,550	Mod Pac Corp. *	22,683

Petroleum Refining - 1.59%
1,200	Marathon Oil Corp.	31,416

Pharamceutical Preparations - 2.13%
2,500	Schering-Plough Corp.	42,025

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers - 8.69%
17,900	Landec Corp. *	124,226
689	Rohm & Haas Co.	47,134
		171,360
Real Estate - 3.97%
3,000	Tejon Ranch Co. *	78,330

Retail - Eating Places - 1.49%
500	McDonalds Corp.	29,375

Retail - Lumber and Other Building Materials Dealers - 2.93%
2,500	Home Depot, Inc.	57,775

Services - Business Services, NEC - 5.55%
5,320	Onvia, Inc. *	19,524
1,500,000	Stockhouse, Inc.	90,000
		109,524
Services - Personal Services - 3.93%
3,200	Steiner Leisure Ltd. * (Bahamas)	77,408

Services - Prepackaged Software - 12.20%
6,500	Microsoft Corp.	131,430
8,943	Versant Corp. *	109,105
		240,535
State Commercial Banks - 1.52%
1,240	Wilminton Trust Corp.	29,996

Surgical & Medical Instruments & Apparatus - 1.52%
448	3M Co.	29,985

Watches, Clocks, Clockwork Operated Devices and Parts - 0.21%
300	Movado Group, Inc.	4,050

Water Transportation - 0.79%
600	Alexander & Baldwin, Inc.	15,510

Wholesale Groceries & Related Products - 1.35%
1,137	Sysco Corp.	26,663

TOTAL FOR COMMON STOCKS (Cost $1,877,563) - 67.64%		$ 1,333,834

EXCHANGE TRADED FUNDS - 2.07%
1,800	Rydex 2X S&P 500	40,824

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $48,132) - 2.07%		$ 40,824

WARRANTS - 0.01%
15,000	Pet Drx Corp. *	150

TOTAL FOR WARRANTS (Cost $17,550) - 0.01%		$ 150

SHORT TERM INVESTMENTS - 30.21%
595,758	Fidelity Money Market Portfolio Select Class 3.03% ** (Cost $595,758)	595,758

TOTAL INVESTMENTS (Cost $2,539,003) - 99.93%		$ 1,970,566

OTHER ASSETS LESS LIABILITIES - 0.07%		1,404

NET ASSETS - 100.00%		$ 1,971,970

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at November 30, 2008.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Electric City Value Fund
1. SECURITY TRANSACTIONS
At November 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,539,003 amounted to $568,437, which consisted of aggregate gross unrealized appreciation of $210,537 and aggregate gross unrealized depreciation of $778,974.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of November 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,970,566	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,970,566	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date January 21, 2009

* Print the name and title of each signing officer under his or her signature.